Allowance for Credit Losses (Detail: Text Values) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 6
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	5
Allowance for credit losses for financial assets at fair value through OCI [Abstract]
beginning of year	12
end of year	€ 13